Investment in associates - Schedule of Financial Information Own Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Total non-current assets	$ 1,756,023	$ 2,019,452
Current assets	(2,298,327)	(2,272,758)
Non-current liabilities	(2,641,976)	(1,920,617)
Current liabilities	(4,740,934)	(3,622,584)
Less capital reserves	3,625,027	3,615,187
Revenue	2,034,261	2,368,085	$ 2,440,818
Net loss	(2,049,897)	(1,181,875)	(479,017)
Other comprehensive loss	(37,513)	(10,143)	431
Total comprehensive loss	(2,087,410)	(1,192,018)	(478,586)
The Group's share of losses in Polestar Times Technology	$ 393,785	$ 213,242	$ 108,402
Polestar Technology
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	4620.00%	4900.00%
Total non-current assets	$ 46,918	$ 19,295
Current assets	(48,501)	(95,770)
Non-current liabilities	(20,007)	(8,774)
Current liabilities	(175,538)	(137,689)
Net liabilities	(100,126)	(31,398)
Less capital reserves	(30,156)	0
Adjusted net liabilities	(146,923)	(31,398)
The Group's share of net liabilities	(67,878)	(15,385)
Elimination of effects of downstream sales in inventory	2,578	13,904
Elimination of effects of downstream sales in long-term assets	1,789	0
Unrecognized losses in Polestar Times Technology	64,581	1,407
Other reconciling items	(1,070)	74
Carrying amount of the Group's investment in Polestar Times Technology	0	0
Revenue	53,248	1,445
Net loss	(150,864)	(91,247)
Other comprehensive loss	320	0
Total comprehensive loss	(150,544)	(91,247)
The Group's share of losses in Polestar Times Technology	(69,551)	(44,711)
Xingji Meizu
Disclosure of detailed information about investment property [line items]
Less capital reserves	$ (16,641)	$ 0